Taxation, Components of Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of Income Tax Expenses [Abstract]
Current tax	$ 9.9	$ 2.0	$ 0.0
Change in deferred tax	1.3	0.5	0.0
Total	11.2	2.5	0.0
Pre-tax loss [Abstract]
Pre-tax loss	(287.9)	(188.4)	$ (88.0)
Bermuda [Member]
Pre-tax loss [Abstract]
Pre-tax loss	$ (390.7)	$ (4.0)